Quarterly Holdings Report
for

Fidelity® Series International Index Fund

January 31, 2020

IIF-QTLY-0320
1.9891251.101

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Australia - 6.5%
AGL Energy Ltd.	5,041	$66,900
Alumina Ltd.	19,153	27,585
AMP Ltd.	26,596	32,093
APA Group unit	9,102	68,343
Aristocrat Leisure Ltd.	4,364	104,078
ASX Ltd.	1,492	84,411
Aurizon Holdings Ltd.	15,539	55,700
Australia & New Zealand Banking Group Ltd.	21,710	369,556
Bendigo & Adelaide Bank Ltd.	4,038	27,882
BHP Billiton Ltd.	22,574	578,886
BlueScope Steel Ltd.	4,072	38,110
Boral Ltd.	9,271	30,553
Brambles Ltd.	12,027	100,455
Caltex Australia Ltd.	1,951	44,491
Challenger Ltd.	4,453	26,364
Cimic Group Ltd.	700	13,544
Coca-Cola Amatil Ltd.	3,996	31,752
Cochlear Ltd.	444	70,714
Coles Group Ltd.	8,666	95,092
Commonwealth Bank of Australia	13,557	767,564
Computershare Ltd.	3,764	44,446
Crown Ltd.	2,969	23,080
CSL Ltd.	3,472	714,082
DEXUS Property Group unit	8,413	70,990
Flight Centre Travel Group Ltd.	407	10,601
Fortescue Metals Group Ltd.	10,607	78,575
Goodman Group unit	12,422	122,977
Harvey Norman Holdings Ltd.	4,053	11,374
Incitec Pivot Ltd.	11,626	25,243
Insurance Australia Group Ltd.	17,661	83,044
Lendlease Group unit	4,349	52,233
Macquarie Group Ltd.	2,470	236,009
Magellan Financial Group Ltd.	1,001	44,083
Medibank Private Ltd.	21,619	44,421
Mirvac Group unit	30,181	68,087
National Australia Bank Ltd.	22,076	377,105
Newcrest Mining Ltd.	5,933	118,779
Orica Ltd.	2,829	42,741
Origin Energy Ltd.	13,466	72,847
Qantas Airways Ltd.	5,852	24,811
QBE Insurance Group Ltd.	10,018	91,195
Ramsay Health Care Ltd.	1,240	65,227
realestate.com.au Ltd.	384	29,055
Rio Tinto Ltd.	2,846	184,672
Santos Ltd.	13,546	77,746
Scentre Group unit	40,372	103,588
SEEK Ltd.	2,605	39,055
Sonic Healthcare Ltd.	3,436	72,021
South32 Ltd.	38,100	65,376
SP AusNet	13,698	16,142
Stockland Corp. Ltd. unit	18,285	59,778
Suncorp Group Ltd.	9,698	82,847
Sydney Airport unit	8,465	47,083
Tabcorp Holdings Ltd.	15,674	48,789
Telstra Corp. Ltd.	32,118	81,899
The GPT Group unit	15,109	60,286
TPG Telecom Ltd.	2,552	12,687
Transurban Group unit	20,729	216,074
Treasury Wine Estates Ltd.	5,559	47,749
Vicinity Centres unit	25,308	42,717
Washington H. Soul Pattinson & Co. Ltd.	850	12,110
Wesfarmers Ltd.	8,661	259,847
Westpac Banking Corp.	26,731	446,713
WiseTech Global Ltd.	1,028	16,798
Woodside Petroleum Ltd.	7,186	164,635
Woolworths Group Ltd.	9,600	266,629
WorleyParsons Ltd.	2,468	24,669

TOTAL AUSTRALIA		7,534,988

Austria - 0.2%
Andritz AG	531	20,941
Erste Group Bank AG	2,322	85,394
OMV AG	1,127	56,233
Raiffeisen International Bank-Holding AG	1,066	24,354
Verbund AG	488	25,827
Voestalpine AG	830	20,178

TOTAL AUSTRIA		232,927

Bailiwick of Jersey - 0.7%
Experian PLC	6,967	242,507
Ferguson PLC	1,754	157,512
Glencore Xstrata PLC	83,096	243,022
WPP PLC	9,703	120,643

TOTAL BAILIWICK OF JERSEY		763,684

Belgium - 0.9%
Ageas	1,357	74,903
Anheuser-Busch InBev SA NV	5,838	440,419
Colruyt NV	421	21,081
Galapagos Genomics NV (a)	333	74,425
Groupe Bruxelles Lambert SA	630	63,386
KBC Groep NV	1,925	141,460
Proximus	1,197	34,144
Solvay SA Class A	576	59,755
Telenet Group Holding NV	354	16,482
UCB SA	968	89,191
Umicore SA	1,518	69,985

TOTAL BELGIUM		1,085,231

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	5,000	34,884
Dairy Farm International Holdings Ltd.	2,436	12,514
Hongkong Land Holdings Ltd.	9,024	47,899
Jardine Matheson Holdings Ltd.	1,685	93,925
Jardine Strategic Holdings Ltd.	1,685	51,561
Kerry Properties Ltd.	4,500	12,552
NWS Holdings Ltd.	11,000	14,134
Yue Yuen Industrial (Holdings) Ltd.	6,000	16,683

TOTAL BERMUDA		284,152

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	2,400	32,339
BeiGene Ltd. ADR (a)	291	44,337
Budweiser Brewing Co. APAC Ltd. (a)(b)	10,400	31,448
Cheung Kong Property Holdings Ltd.	20,000	127,779
CK Hutchison Holdings Ltd.	21,000	185,550
Melco Crown Entertainment Ltd. sponsored ADR	1,648	33,240
Sands China Ltd.	18,400	88,730
WH Group Ltd. (b)	73,000	68,700
Wharf Real Estate Investment Co. Ltd.	10,000	51,643
Wynn Macau Ltd.	12,400	25,738

TOTAL CAYMAN ISLANDS		689,504

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	28	31,583
Series B	50	59,788
Carlsberg A/S Series B	828	121,216
Christian Hansen Holding A/S	806	59,985
Coloplast A/S Series B	902	113,923
Danske Bank A/S	4,898	82,071
DSV A/S	1,666	181,389
Genmab A/S (a)	492	113,254
H Lundbeck A/S	503	21,410
ISS Holdings A/S	1,234	29,981
Novo Nordisk A/S Series B	13,563	825,603
Novozymes A/S Series B	1,639	85,600
ORSTED A/S (b)	1,453	158,715
Pandora A/S	772	40,033
Tryg A/S	961	29,153
Vestas Wind Systems A/S	1,457	144,633
William Demant Holding A/S (a)	800	26,002

TOTAL DENMARK		2,124,339

Finland - 1.1%
Elisa Corp. (A Shares)	1,092	65,810
Fortum Corp.	3,406	82,575
Kone OYJ (B Shares)	2,613	168,834
Metso Corp.	794	28,276
Neste Oyj	3,203	127,456
Nokia Corp.	43,178	168,079
Nokian Tyres PLC	1,007	27,150
Nordea Bank ABP (Stockholm Stock Exchange)	24,858	196,089
Orion Oyj (B Shares)	813	38,474
Sampo Oyj (A Shares)	3,408	154,271
Stora Enso Oyj (R Shares)	4,447	58,000
UPM-Kymmene Corp.	4,103	129,824
Wartsila Corp.	3,478	42,719

TOTAL FINLAND		1,287,557

France - 9.8%
Accor SA	1,343	55,154
Aeroports de Paris	233	44,188
Air Liquide SA	3,611	522,113
Alstom SA	1,471	77,963
Amundi SA (b)	473	38,426
Arkema SA	532	48,983
Atos Origin SA	750	62,501
AXA SA	14,792	393,343
BIC SA	15	1,014
bioMerieux SA	297	29,464
BNP Paribas SA	8,617	457,283
Bollore SA (a)	13	52
Bollore SA	6,961	28,364
Bouygues SA	1,712	67,840
Bureau Veritas SA	2,256	62,325
Capgemini SA	1,217	151,640
Carrefour SA	4,628	78,556
Casino Guichard Perrachon SA	388	15,775
CNP Assurances	1,309	23,620
Compagnie de St. Gobain	3,785	142,802
Covivio	377	44,822
Credit Agricole SA	8,896	120,186
Danone SA	4,729	378,436
Dassault Aviation SA	18	21,919
Dassault Systemes SA	1,006	174,831
Edenred SA	1,857	100,483
EDF SA	4,597	56,872
Eiffage SA	605	70,285
ENGIE	13,995	241,509
Essilor International SA	2,169	322,942
Eurazeo SA	286	20,522
Eutelsat Communications	1,272	19,108
Faurecia SA	602	28,822
Gecina SA	351	66,333
Groupe Eurotunnel SA	3,378	59,755
Hermes International SCA	241	180,842
ICADE	214	23,924
Iliad SA	214	28,172
Ingenico SA	469	54,719
Ipsen SA	305	22,663
JCDecaux SA	607	16,278
Kering SA	580	357,003
Klepierre SA	1,541	52,519
L'Oreal SA	1,935	540,580
Legrand SA	2,052	164,766
LVMH Moet Hennessy Louis Vuitton SE	2,129	927,121
Michelin CGDE Series B	1,313	152,899
Natixis SA	7,517	31,871
Orange SA	15,279	215,984
Pernod Ricard SA	1,626	282,219
Peugeot Citroen SA	4,457	91,990
Publicis Groupe SA	1,657	73,453
Remy Cointreau SA	160	16,893
Renault SA	1,486	58,085
Safran SA	2,508	405,960
Sanofi SA	8,632	832,456
Sartorius Stedim Biotech	219	39,371
Schneider Electric SA	4,229	421,744
SCOR SE	1,238	52,765
SEB SA	164	21,117
Societe Generale Series A	6,211	200,986
Sodexo SA	676	70,923
SR Teleperformance SA	444	111,680
Suez Environnement SA	2,665	43,832
Thales SA	822	90,453
Total SA	18,398	895,812
Ubisoft Entertainment SA (a)	651	49,373
Valeo SA	1,854	55,352
Veolia Environnement SA	4,069	120,399
VINCI SA	3,910	434,506
Vivendi SA	6,534	179,424
Wendel SA	194	25,948
Worldline SA (a)(b)	781	55,218

TOTAL FRANCE		11,427,531

Germany - 7.6%
adidas AG	1,381	437,731
Allianz SE	3,252	778,491
BASF AG	7,033	474,705
Bayer AG	7,144	573,346
Bayerische Motoren Werke AG (BMW)	2,423	172,896
Beiersdorf AG	770	87,298
Brenntag AG	1,186	61,663
Carl Zeiss Meditec AG	311	38,113
Commerzbank AG	7,466	43,057
Continental AG	834	95,174
Covestro AG (b)	1,331	56,315
Daimler AG (Germany)	6,965	322,924
Delivery Hero AG (a)(b)	860	66,402
Deutsche Bank AG	15,179	139,455
Deutsche Borse AG	1,455	237,290
Deutsche Lufthansa AG	1,902	29,173
Deutsche Post AG	7,564	264,878
Deutsche Telekom AG	25,540	413,641
Deutsche Wohnen AG (Bearer)	2,730	115,658
Drillisch AG	36	885
E.ON AG	17,214	195,052
Evonik Industries AG	1,606	44,119
Fraport AG Frankfurt Airport Services Worldwide	302	22,554
Fresenius Medical Care AG & Co. KGaA	1,646	126,553
Fresenius SE & Co. KGaA	3,200	163,696
GEA Group AG	1,200	36,053
Hannover Reuck SE	455	88,560
HeidelbergCement Finance AG	1,138	77,341
Henkel AG & Co. KGaA	793	73,436
Hochtief AG	178	20,649
Infineon Technologies AG	9,571	205,613
KION Group AG	508	31,945
Knorr-Bremse AG	382	41,734
Lanxess AG	651	39,219
Merck KGaA	1,000	128,539
Metro Wholesale & Food Specialist AG	1,380	19,277
MTU Aero Engines Holdings AG	393	119,599
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,105	326,351
Puma AG	648	52,031
RWE AG	4,487	155,957
SAP SE	7,527	980,251
Siemens AG	5,862	723,008
Siemens Healthineers AG (b)	1,169	55,074
Symrise AG	981	101,117
Telefonica Deutschland Holding AG	6,378	19,332
Thyssenkrupp AG	3,188	39,476
TUI AG (GB)	3,436	35,318
Uniper SE	1,569	51,524
United Internet AG	745	24,209
Volkswagen AG	351	64,464
Vonovia SE	3,947	225,612
Wirecard AG	888	131,180
Zalando SE (a)(b)	1,075	51,778

TOTAL GERMANY		8,879,716

Hong Kong - 2.3%
AIA Group Ltd.	92,600	917,569
Bank of East Asia Ltd.	9,284	20,025
BOC Hong Kong (Holdings) Ltd.	28,000	92,556
CLP Holdings Ltd.	12,500	129,994
Galaxy Entertainment Group Ltd.	17,000	111,258
Hang Lung Properties Ltd.	15,000	31,334
Hang Seng Bank Ltd.	5,800	117,237
Henderson Land Development Co. Ltd.	11,700	52,529
Hong Kong & China Gas Co. Ltd.	77,700	148,693
Hong Kong Exchanges and Clearing Ltd.	9,111	299,364
Link (REIT)	16,200	163,823
MTR Corp. Ltd.	11,665	65,425
New World Development Co. Ltd.	47,000	58,709
PCCW Ltd.	31,000	18,258
Power Assets Holdings Ltd.	10,500	75,804
Sino Land Ltd.	24,083	32,821
SJM Holdings Ltd.	14,000	15,609
Sun Hung Kai Properties Ltd.	12,000	167,164
Swire Pacific Ltd. (A Shares)	4,000	35,123
Swire Properties Ltd.	8,600	26,698
Techtronic Industries Co. Ltd.	10,500	83,780
Vitasoy International Holdings Ltd.	6,000	21,627
Wheelock and Co. Ltd.	6,000	36,523

TOTAL HONG KONG		2,721,923

Ireland - 0.7%
AIB Group PLC	5,903	17,375
Bank Ireland Group PLC	7,542	36,921
CRH PLC	6,082	228,360
DCC PLC (United Kingdom)	750	60,730
James Hardie Industries PLC CDI	3,405	71,593
Kerry Group PLC Class A	1,220	156,006
Kingspan Group PLC (Ireland)	1,183	73,013
Paddy Power Betfair PLC (Ireland)	601	68,320
Smurfit Kappa Group PLC	1,746	60,571

TOTAL IRELAND		772,889

Isle of Man - 0.0%
Gaming VC Holdings SA	4,505	52,183
Israel - 0.6%
Azrieli Group	300	22,169
Bank Hapoalim BM (Reg.)	8,732	75,280
Bank Leumi le-Israel BM	11,231	81,137
Check Point Software Technologies Ltd. (a)	924	105,622
CyberArk Software Ltd. (a)	301	41,607
Elbit Systems Ltd. (Israel)	175	26,878
Israel Chemicals Ltd.	5,621	23,798
Israel Discount Bank Ltd. (Class A)	9,134	41,636
Mizrahi Tefahot Bank Ltd.	1,101	30,090
NICE Systems Ltd. (a)	475	82,314
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	8,457	87,953
Wix.com Ltd. (a)	369	52,653

TOTAL ISRAEL		671,137

Italy - 1.8%
Assicurazioni Generali SpA	8,404	163,993
Atlantia SpA	3,795	93,310
Davide Campari-Milano SpA	4,482	43,395
Enel SpA	62,330	543,288
Eni SpA	19,513	273,330
FinecoBank SpA	4,689	54,994
Intesa Sanpaolo SpA	113,952	283,002
Leonardo SpA	3,031	37,582
Mediobanca SpA	4,810	48,075
Moncler SpA	1,382	59,776
Pirelli & C. SpA (b)	3,346	16,224
Poste Italiane SpA (b)	3,886	44,606
Prysmian SpA	1,898	42,268
Recordati SpA	820	35,131
Snam Rete Gas SpA	15,560	83,471
Telecom Italia SpA (a)	66,979	36,161
Terna SpA	10,716	74,825
UniCredit SpA	15,391	206,232

TOTAL ITALY		2,139,663

Japan - 23.1%
ABC-MART, Inc.	300	19,247
ACOM Co. Ltd.	2,900	13,584
Advantest Corp.	1,600	83,473
AEON Co. Ltd.	5,000	102,267
AEON Financial Service Co. Ltd.	800	12,498
AEON MALL Co. Ltd.	700	11,631
Agc, Inc.	1,400	47,192
Air Water, Inc.	1,300	17,856
Aisin Seiki Co. Ltd.	1,200	39,948
Ajinomoto Co., Inc.	3,400	55,998
Alfresa Holdings Corp.	1,400	28,129
Alps Electric Co. Ltd.	1,600	28,725
Amada Holdings Co. Ltd.	2,400	24,996
Ana Holdings, Inc.	900	28,111
Aozora Bank Ltd.	900	24,251
Asahi Group Holdings	2,800	129,802
ASAHI INTECC Co. Ltd.	1,500	41,329
Asahi Kasei Corp.	9,800	100,238
Astellas Pharma, Inc.	14,500	256,217
Bandai Namco Holdings, Inc.	1,500	87,163
Bank of Kyoto Ltd.	400	15,986
Benesse Holdings, Inc.	500	13,735
Bridgestone Corp.	4,400	155,844
Brother Industries Ltd.	1,700	32,831
Calbee, Inc.	600	19,620
Canon, Inc.	7,700	201,927
Casio Computer Co. Ltd.	1,500	27,803
Central Japan Railway Co.	1,100	215,910
Chiba Bank Ltd.	3,900	21,148
Chubu Electric Power Co., Inc.	5,000	67,903
Chugai Pharmaceutical Co. Ltd.	1,700	174,129
Chugoku Electric Power Co., Inc.	2,200	29,036
Coca-Cola West Co. Ltd.	900	23,689
Concordia Financial Group Ltd.	8,500	32,041
Credit Saison Co. Ltd.	1,300	20,853
CyberAgent, Inc.	800	31,879
Dai Nippon Printing Co. Ltd.	1,800	49,634
Dai-ichi Mutual Life Insurance Co.	8,300	123,182
Daicel Chemical Industries Ltd.	1,800	17,039
Daifuku Co. Ltd.	800	48,169
Daiichi Sankyo Kabushiki Kaisha	4,300	290,582
Daikin Industries Ltd.	1,900	267,724
Dainippon Sumitomo Pharma Co. Ltd.	1,140	19,570
Daito Trust Construction Co. Ltd.	600	70,678
Daiwa House Industry Co. Ltd.	4,300	135,374
Daiwa House REIT Investment Corp.	14	37,352
Daiwa Securities Group, Inc.	11,700	59,170
DENSO Corp.	3,300	135,373
Dentsu Group, Inc.	1,700	56,336
Disco Corp.	200	46,069
East Japan Railway Co.	2,300	202,519
Eisai Co. Ltd.	1,900	143,187
Electric Power Development Co. Ltd.	1,100	24,806
FamilyMart Co. Ltd.	2,000	43,740
Fanuc Corp.	1,500	273,195
Fast Retailing Co. Ltd.	400	215,150
Fuji Electric Co. Ltd.	1,000	29,282
Fujifilm Holdings Corp.	2,800	139,061
Fujitsu Ltd.	1,500	158,599
Fukuoka Financial Group, Inc.	1,400	24,261
GMO Payment Gateway, Inc.	300	19,291
Hakuhodo DY Holdings, Inc.	1,700	24,087
Hamamatsu Photonics K.K.	1,100	46,509
Hankyu Hanshin Holdings, Inc.	1,800	73,030
Hikari Tsushin, Inc.	155	38,100
Hino Motors Ltd.	2,100	19,664
Hirose Electric Co. Ltd.	300	37,209
Hisamitsu Pharmaceutical Co., Inc.	400	20,228
Hitachi Chemical Co. Ltd.	800	33,491
Hitachi Construction Machinery Co. Ltd.	800	21,438
Hitachi High-Technologies Corp.	500	35,750
Hitachi Ltd.	7,400	281,848
Hitachi Metals Ltd.	1,700	26,128
Honda Motor Co. Ltd.	12,500	319,692
Hoshizaki Corp.	400	36,797
Hoya Corp.	2,900	277,546
Hulic Co. Ltd.	2,200	26,674
Idemitsu Kosan Co. Ltd.	1,482	36,988
IHI Corp.	1,100	26,052
Iida Group Holdings Co. Ltd.	1,100	18,539
INPEX Corp.	7,900	73,740
Isetan Mitsukoshi Holdings Ltd.	2,400	18,737
Isuzu Motors Ltd.	4,100	40,170
Itochu Corp.	10,300	240,618
ITOCHU Techno-Solutions Corp.	700	20,614
J. Front Retailing Co. Ltd.	1,700	20,463
Japan Airlines Co. Ltd.	900	25,317
Japan Airport Terminal Co. Ltd.	400	18,436
Japan Exchange Group, Inc.	3,900	69,894
Japan Post Bank Co. Ltd.	3,200	29,619
Japan Post Holdings Co. Ltd.	12,200	110,979
Japan Post Insurance Co. Ltd.	1,800	30,372
Japan Prime Realty Investment Corp.	6	27,758
Japan Real Estate Investment Corp.	10	73,023
Japan Retail Fund Investment Corp.	20	42,796
Japan Tobacco, Inc.	9,200	194,529
JFE Holdings, Inc.	3,800	44,999
JGC Corp.	1,600	22,986
JSR Corp.	1,400	24,935
JTEKT Corp.	1,500	15,906
JX Holdings, Inc.	24,000	102,076
Kajima Corp.	3,500	44,402
Kakaku.com, Inc.	1,000	26,124
Kamigumi Co. Ltd.	800	17,094
Kansai Electric Power Co., Inc.	5,500	61,726
Kansai Paint Co. Ltd.	1,300	31,119
Kao Corp.	3,700	295,102
Kawasaki Heavy Industries Ltd.	1,100	21,686
KDDI Corp.	13,500	407,958
Keihan Electric Railway Co., Ltd.	700	31,655
Keihin Electric Express Railway Co. Ltd.	1,800	33,134
Keio Corp.	800	45,760
Keisei Electric Railway Co.	1,000	36,177
Keyence Corp.	1,400	470,620
Kikkoman Corp.	1,100	53,303
Kintetsu Group Holdings Co. Ltd.	1,300	68,514
Kirin Holdings Co. Ltd.	6,300	138,364
Kobayashi Pharmaceutical Co. Ltd.	400	32,208
Koito Manufacturing Co. Ltd.	800	34,717
Komatsu Ltd.	7,100	156,988
Konami Holdings Corp.	700	27,109
Konica Minolta, Inc.	3,300	20,144
Kose Corp.	300	38,628
Kubota Corp.	8,100	126,843
Kuraray Co. Ltd.	2,600	31,253
Kurita Water Industries Ltd.	700	20,470
Kyocera Corp.	2,500	164,266
Kyowa Hakko Kirin Co., Ltd.	1,800	42,317
Kyushu Electric Power Co., Inc.	2,700	22,234
Kyushu Railway Co.	1,200	39,263
Lawson, Inc.	400	23,151
LINE Corp. (a)	500	24,638
Lion Corp.	1,800	34,194
LIXIL Group Corp.	2,100	34,918
M3, Inc.	3,400	98,958
Makita Corp.	1,700	65,024
Marubeni Corp.	12,000	86,227
Marui Group Co. Ltd.	1,400	32,379
Maruichi Steel Tube Ltd.	400	11,099
Mazda Motor Corp.	4,400	36,933
McDonald's Holdings Co. (Japan) Ltd.	500	23,766
Mebuki Financial Group, Inc.	6,200	13,740
Medipal Holdings Corp.	1,400	29,666
Meiji Holdings Co. Ltd.	900	63,336
Mercari, Inc. (a)	600	10,449
Minebea Mitsumi, Inc.	2,800	54,393
Misumi Group, Inc.	2,200	54,589
Mitsubishi Chemical Holdings Corp.	9,800	70,824
Mitsubishi Corp.	10,400	266,611
Mitsubishi Electric Corp.	14,000	194,112
Mitsubishi Estate Co. Ltd.	9,100	178,219
Mitsubishi Gas Chemical Co., Inc.	1,300	19,682
Mitsubishi Heavy Industries Ltd.	2,500	91,193
Mitsubishi Materials Corp.	800	20,121
Mitsubishi Motors Corp. of Japan	4,800	17,884
Mitsubishi UFJ Financial Group, Inc.	94,300	484,194
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,900	18,164
Mitsui & Co. Ltd.	12,700	225,877
Mitsui Chemicals, Inc.	1,500	32,942
Mitsui Fudosan Co. Ltd.	6,800	180,102
Mitsui OSK Lines Ltd.	900	21,640
Mizuho Financial Group, Inc.	185,100	274,491
MonotaRO Co. Ltd.	900	21,589
MS&AD Insurance Group Holdings, Inc.	3,600	119,566
Murata Manufacturing Co. Ltd.	4,400	249,105
Nabtesco Corp.	900	25,789
Nagoya Railroad Co. Ltd.	1,400	41,074
NEC Corp.	1,900	84,575
New Hampshire Foods Ltd.	600	26,338
Nexon Co. Ltd. (a)	3,800	51,463
NGK Insulators Ltd.	2,100	35,210
NGK Spark Plug Co. Ltd.	1,300	22,843
Nidec Corp.	1,700	213,810
Nikon Corp.	2,500	30,187
Nintendo Co. Ltd.	900	331,070
Nippon Building Fund, Inc.	10	81,007
Nippon Express Co. Ltd.	600	31,265
Nippon Paint Holdings Co. Ltd.	1,100	52,581
Nippon Prologis REIT, Inc.	16	45,996
Nippon Shinyaku Co. Ltd.	400	35,463
Nippon Steel & Sumitomo Metal Corp.	6,200	86,028
Nippon Telegraph & Telephone Corp.	9,900	252,421
Nippon Yusen KK	1,100	17,516
Nissan Chemical Corp.	1,000	41,324
Nissan Motor Co. Ltd.	17,600	95,503
Nisshin Seifun Group, Inc.	1,600	27,320
Nissin Food Holdings Co. Ltd.	500	37,529
Nitori Holdings Co. Ltd.	600	93,241
Nitto Denko Corp.	1,200	66,706
NKSJ Holdings, Inc.	2,600	97,146
Nomura Holdings, Inc.	25,600	131,057
Nomura Real Estate Holdings, Inc.	900	22,163
Nomura Real Estate Master Fund, Inc.	32	56,280
Nomura Research Institute Ltd.	2,600	57,215
NSK Ltd.	2,600	21,687
NTT Data Corp.	4,800	67,427
NTT DOCOMO, Inc.	10,200	289,807
Obayashi Corp.	5,100	55,932
OBIC Co. Ltd.	500	68,131
Odakyu Electric Railway Co. Ltd.	2,300	51,017
Oji Holdings Corp.	6,800	34,548
Olympus Corp.	9,000	145,415
OMRON Corp.	1,500	85,897
Ono Pharmaceutical Co. Ltd.	2,900	66,778
Oracle Corp. Japan	300	25,967
Oriental Land Co. Ltd.	1,500	195,352
ORIX Corp.	10,200	172,303
ORIX JREIT, Inc.	20	42,257
Osaka Gas Co. Ltd.	2,900	49,073
Otsuka Corp.	800	31,196
Otsuka Holdings Co. Ltd.	3,000	133,276
Pan Pacific International Hold	3,400	54,865
Panasonic Corp.	16,900	167,952
Park24 Co. Ltd.	900	22,601
PeptiDream, Inc. (a)	700	33,136
Persol Holdings Co., Ltd.	1,300	23,242
Pigeon Corp.	900	31,763
Pola Orbis Holdings, Inc.	700	15,165
Rakuten, Inc.	6,700	51,687
Recruit Holdings Co. Ltd.	10,400	405,354
Renesas Electronics Corp. (a)	5,900	37,119
Resona Holdings, Inc.	16,100	66,394
Ricoh Co. Ltd.	5,200	59,002
Rinnai Corp.	300	21,385
ROHM Co. Ltd.	700	50,355
Ryohin Keikaku Co. Ltd.	1,900	31,765
Sankyo Co. Ltd. (Gunma)	300	10,079
Santen Pharmaceutical Co. Ltd.	2,800	52,222
SBI Holdings, Inc. Japan	1,800	41,725
Secom Co. Ltd.	1,600	140,404
Sega Sammy Holdings, Inc.	1,300	17,702
Seibu Holdings, Inc.	1,600	24,940
Seiko Epson Corp.	2,200	32,169
Sekisui Chemical Co. Ltd.	2,800	46,635
Sekisui House Ltd.	4,700	101,060
Seven & i Holdings Co. Ltd.	5,800	222,391
Seven Bank Ltd.	4,300	12,859
SG Holdings Co. Ltd.	1,100	23,258
Sharp Corp.	1,700	23,061
Shimadzu Corp.	1,700	47,710
Shimamura Co. Ltd.	200	15,027
SHIMANO, Inc.	600	91,996
SHIMIZU Corp.	4,600	47,181
Shin-Etsu Chemical Co. Ltd.	2,800	320,218
Shinsei Bank Ltd.	1,400	21,436
Shionogi & Co. Ltd.	2,100	124,896
Shiseido Co. Ltd.	3,100	199,580
Shizuoka Bank Ltd.	3,200	22,465
Showa Denko K.K.	1,000	23,913
SMC Corp.	400	172,668
SoftBank Group Corp.	12,000	484,495
SoftBank Corp.	12,800	175,604
Sohgo Security Services Co., Ltd.	600	31,141
Sony Corp.	9,700	678,291
Sony Financial Holdings, Inc.	1,100	25,327
Square Enix Holdings Co. Ltd.	700	34,363
Stanley Electric Co. Ltd.	1,000	25,755
Subaru Corp.	4,700	117,559
Sumco Corp.	2,000	30,583
Sumitomo Chemical Co. Ltd.	11,600	49,291
Sumitomo Corp.	9,000	133,872
Sumitomo Electric Industries Ltd.	5,800	77,323
Sumitomo Heavy Industries Ltd.	800	20,958
Sumitomo Metal Mining Co. Ltd.	1,800	51,175
Sumitomo Mitsui Financial Group, Inc.	10,200	358,626
Sumitomo Mitsui Trust Holdings, Inc.	2,500	92,175
Sumitomo Realty & Development Co. Ltd.	2,500	92,039
Sumitomo Rubber Industries Ltd.	1,200	13,185
Sundrug Co. Ltd.	500	16,944
Suntory Beverage & Food Ltd.	1,100	46,572
Suzuken Co. Ltd.	600	23,004
Suzuki Motor Corp.	2,800	128,116
Sysmex Corp.	1,300	93,002
T&D Holdings, Inc.	4,300	45,835
Taiheiyo Cement Corp.	900	24,223
Taisei Corp.	1,600	63,878
Taisho Pharmaceutical Holdings Co. Ltd.	260	18,368
Taiyo Nippon Sanso Corp.	1,000	21,919
Takeda Pharmaceutical Co. Ltd.	11,441	439,373
TDK Corp.	1,000	105,876
Teijin Ltd.	1,300	23,242
Terumo Corp.	4,900	176,379
THK Co. Ltd.	900	22,438
Tobu Railway Co. Ltd.	1,500	52,840
Toho Co. Ltd.	900	33,155
Toho Gas Co. Ltd.	600	23,179
Tohoku Electric Power Co., Inc.	3,100	29,056
Tokio Marine Holdings, Inc.	4,900	265,978
Tokyo Century Corp.	300	15,261
Tokyo Electric Power Co., Inc. (a)	11,800	46,727
Tokyo Electron Ltd.	1,200	263,935
Tokyo Gas Co. Ltd.	2,900	63,759
Tokyu Corp.	3,800	66,965
Tokyu Fudosan Holdings Corp.	4,900	34,542
Toppan Printing Co. Ltd.	2,200	43,846
Toray Industries, Inc.	10,600	69,359
Toshiba Corp.	3,800	121,449
Tosoh Corp.	1,900	26,799
Toto Ltd.	1,100	44,698
Toyo Seikan Group Holdings Ltd.	1,000	16,918
Toyo Suisan Kaisha Ltd.	700	29,327
Toyoda Gosei Co. Ltd.	500	11,344
Toyota Industries Corp.	1,100	59,496
Toyota Motor Corp.	17,500	1,216,735
Toyota Tsusho Corp.	1,600	55,315
Trend Micro, Inc.	1,000	52,250
Tsuruha Holdings, Inc.	300	36,721
Unicharm Corp.	3,100	106,093
United Urban Investment Corp.	23	41,201
USS Co. Ltd.	1,600	29,039
Welcia Holdings Co. Ltd.	400	21,965
West Japan Railway Co.	1,200	101,532
Yahoo! Japan Corp.	20,600	81,822
Yakult Honsha Co. Ltd.	900	45,266
Yamada Denki Co. Ltd.	5,000	25,201
Yamaha Corp.	1,100	56,196
Yamaha Motor Co. Ltd.	2,200	40,827
Yamato Holdings Co. Ltd.	2,400	38,432
Yamazaki Baking Co. Ltd.	900	17,127
Yaskawa Electric Corp.	1,800	61,617
Yokogawa Electric Corp.	1,700	29,580
Yokohama Rubber Co. Ltd.	900	15,298
Zozo, Inc.	800	13,325

TOTAL JAPAN		27,015,692

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	5,098	75,514
Aroundtown SA	7,090	67,120
Eurofins Scientific SA	90	48,510
Millicom International Cellular SA (depository receipt)	757	35,810
SES SA (France) (depositary receipt)	2,886	35,544
Tenaris SA	3,667	37,897

TOTAL LUXEMBOURG		300,395

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	21,500	21,468
HKT Trust/HKT Ltd. unit	30,000	44,782

TOTAL MULTI-NATIONAL		66,250

Netherlands - 4.9%
ABN AMRO Group NV GDR (b)	3,248	56,627
Adyen BV (a)(b)	79	72,808
AEGON NV	13,894	56,269
AerCap Holdings NV (a)	960	54,346
Airbus Group NV	4,472	656,776
Akzo Nobel NV	1,750	165,553
Altice Europe NV Class A (a)	5,281	34,064
ASML Holding NV (Netherlands)	3,259	914,597
CNH Industrial NV	7,752	74,144
EXOR NV	828	61,195
Ferrari NV	922	155,938
Fiat Chrysler Automobiles NV (Italy)	8,390	109,165
Heineken Holding NV	887	87,453
Heineken NV (Bearer)	1,983	216,230
ING Groep NV (Certificaten Van Aandelen)	29,853	324,120
Koninklijke Ahold Delhaize NV	9,050	222,100
Koninklijke DSM NV	1,392	169,414
Koninklijke KPN NV	27,324	76,558
Koninklijke Philips Electronics NV	6,934	317,560
NN Group NV	2,350	81,837
NXP Semiconductors NV	2,134	270,719
Prosus NV (a)	3,731	269,913
QIAGEN NV (Germany) (a)	1,759	58,837
Randstad NV	929	53,535
STMicroelectronics NV (France)	5,264	146,561
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,060	144,128
Unilever NV	11,238	655,762
Vopak NV	558	29,940
Wolters Kluwer NV	2,145	161,576

TOTAL NETHERLANDS		5,697,725

New Zealand - 0.3%
Auckland International Airport Ltd.	7,589	42,241
Fisher & Paykel Healthcare Corp.	4,397	65,774
Fletcher Building Ltd.	6,176	22,044
Mercury Nz Ltd.	4,829	16,268
Meridian Energy Ltd.	10,078	34,632
Ryman Healthcare Group Ltd.	2,896	30,703
Spark New Zealand Ltd.	14,512	43,465
The a2 Milk Co. Ltd. (a)	5,698	54,593

TOTAL NEW ZEALAND		309,720

Norway - 0.6%
Aker Bp ASA	772	21,923
DNB ASA	7,303	128,506
Equinor ASA	7,702	139,965
Gjensidige Forsikring ASA	1,585	34,637
Marine Harvest ASA	3,370	80,678
Norsk Hydro ASA	10,425	32,880
Orkla ASA	5,749	55,628
Schibsted ASA (B Shares)	712	20,281
Telenor ASA	5,489	99,630
Yara International ASA	1,373	50,066

TOTAL NORWAY		664,194

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	10,585	50,593
Portugal - 0.2%
Energias de Portugal SA	19,359	97,131
Galp Energia SGPS SA Class B	3,824	57,783
Jeronimo Martins SGPS SA	1,900	32,756

TOTAL PORTUGAL		187,670

Singapore - 1.2%
Ascendas Real Estate Investment Trust	23,612	54,367
CapitaCommercial Trust (REIT)	21,200	31,906
CapitaLand Ltd.	19,700	51,913
CapitaMall Trust	18,600	34,197
City Developments Ltd.	3,700	28,517
ComfortDelgro Corp. Ltd.	17,100	27,049
DBS Group Holdings Ltd.	13,800	254,211
Genting Singapore Ltd.	48,500	30,353
Jardine Cycle & Carriage Ltd.	700	14,884
Keppel Corp. Ltd.	11,300	54,922
Mapletree Commercial Trust	14,500	24,901
Oversea-Chinese Banking Corp. Ltd.	24,934	196,208
Sembcorp Industries Ltd.	7,000	10,792
Singapore Airlines Ltd.	3,900	24,313
Singapore Airport Terminal Service Ltd.	4,800	15,977
Singapore Exchange Ltd.	6,300	39,970
Singapore Press Holdings Ltd.	11,600	17,045
Singapore Technologies Engineering Ltd.	12,200	36,541
Singapore Telecommunications Ltd.	62,600	150,632
Suntec (REIT)	14,000	18,807
United Overseas Bank Ltd.	9,700	180,926
UOL Group Ltd.	3,400	19,751
Venture Corp. Ltd.	2,000	23,617
Wilmar International Ltd.	15,100	42,999
Yangzijiang Shipbuilding Holdings Ltd.	16,500	11,326

TOTAL SINGAPORE		1,396,124

Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	2,007	66,727
Aena Sme SA (b)	513	95,099
Amadeus IT Holding SA Class A	3,305	259,584
Banco Bilbao Vizcaya Argentaria SA	51,155	264,809
Banco de Sabadell SA	42,017	37,932
Banco Santander SA (Spain)	127,388	502,023
Bankia SA	9,057	16,488
Bankinter SA	5,263	34,169
CaixaBank SA	27,585	80,625
Cellnex Telecom SA (b)	1,926	95,950
Enagas SA	1,928	52,002
Endesa SA	2,435	66,892
Ferrovial SA	3,767	119,736
Gas Natural SDG SA	2,278	60,129
Grifols SA	2,294	77,088
Iberdrola SA	48,074	526,234
Inditex SA	8,349	280,753
MAPFRE SA (Reg.)	7,859	20,151
Red Electrica Corporacion SA	3,312	66,261
Repsol SA	11,503	158,313
Siemens Gamesa Renewable Energy SA	1,736	27,734
Telefonica SA	35,795	242,107

TOTAL SPAIN		3,150,806

Sweden - 2.3%
Alfa Laval AB	2,410	60,332
ASSA ABLOY AB (B Shares)	7,664	181,915
Atlas Copco AB:
(A Shares)	4,978	176,846
(B Shares)	3,179	99,066
Boliden AB	2,104	50,114
Electrolux AB (B Shares)	1,735	41,217
Epiroc AB:
Class A	5,067	58,792
Class B	2,944	33,364
Ericsson (B Shares)	23,527	184,979
Essity AB Class B	4,637	147,391
H&M Hennes & Mauritz AB (B Shares)	6,195	136,199
Hexagon AB (B Shares)	1,988	108,456
Husqvarna AB (B Shares)	3,306	24,973
ICA Gruppen AB	715	31,476
Industrivarden AB (C Shares)	1,317	31,096
Investor AB (B Shares)	3,487	191,322
Kinnevik AB (B Shares)	1,864	45,076
Lundbergfoeretagen AB	540	23,480
Lundin Petroleum AB	1,447	44,130
Sandvik AB	8,648	158,238
Securitas AB (B Shares)	2,438	38,430
Skandinaviska Enskilda Banken AB (A Shares)	12,613	124,782
Skanska AB (B Shares)	2,606	60,366
SKF AB (B Shares)	2,920	53,596
Svenska Handelsbanken AB (A Shares)	11,609	113,736
Swedbank AB (A Shares)	6,908	106,380
Swedish Match Co. AB	1,289	73,027
Tele2 AB (B Shares)	3,850	58,149
Telia Co. AB	20,963	89,824
Volvo AB (B Shares)	11,381	195,419

TOTAL SWEDEN		2,742,171

Switzerland - 9.2%
ABB Ltd. (Reg.)	14,126	328,881
Adecco SA (Reg.)	1,175	69,168
Alcon, Inc. (Switzerland) (a)	3,190	188,578
Baloise Holdings AG	371	67,136
Barry Callebaut AG	23	51,005
Clariant AG (Reg.)	1,485	33,502
Coca-Cola HBC AG	1,539	56,618
Compagnie Financiere Richemont SA Series A	3,998	290,346
Credit Suisse Group AG	19,594	247,765
Dufry AG	306	26,603
Ems-Chemie Holding AG	62	40,681
Galenica AG	347	64,126
Geberit AG (Reg.)	284	150,138
Givaudan SA	71	234,406
Julius Baer Group Ltd.	1,716	85,745
Kuehne & Nagel International AG	411	66,566
LafargeHolcim Ltd. (Reg.)	3,781	192,740
Lindt & Spruengli AG	1	93,335
Lindt & Spruengli AG (participation certificate)	5	41,969
Lonza Group AG	570	234,462
Nestle SA (Reg. S)	22,805	2,515,231
Novartis AG	16,465	1,555,418
Pargesa Holding SA	307	24,654
Partners Group Holding AG	143	131,360
Roche Holding AG (participation certificate)	5,384	1,806,163
Schindler Holding AG:
(participation certificate)	308	79,750
(Reg.)	163	40,615
SGS SA (Reg.)	41	118,803
Sika AG	978	176,166
Sonova Holding AG Class B	424	106,440
Straumann Holding AG	78	74,502
Swatch Group AG (Bearer)	219	55,182
Swatch Group AG (Bearer) (Reg.)	411	20,064
Swiss Life Holding AG	258	130,018
Swiss Prime Site AG	583	71,301
Swiss Re Ltd.	2,262	255,978
Swisscom AG	197	108,317
Temenos Group AG	503	81,414
UBS Group AG	29,592	368,671
Zurich Insurance Group Ltd.	1,148	477,578

TOTAL SWITZERLAND		10,761,395

United Kingdom - 14.7%
3i Group PLC	7,377	107,593
Admiral Group PLC	1,462	43,612
Anglo American PLC (United Kingdom)	7,946	208,343
Antofagasta PLC	2,919	31,692
Ashtead Group PLC	3,495	113,302
Associated British Foods PLC	2,725	94,493
AstraZeneca PLC (United Kingdom)	10,049	983,070
Auto Trader Group PLC (b)	7,251	53,504
Aveva Group PLC	466	30,263
Aviva PLC	29,962	157,016
BAE Systems PLC	24,555	204,125
Barclays PLC	132,134	291,794
Barratt Developments PLC	7,779	82,465
Berkeley Group Holdings PLC	921	63,728
BHP Billiton PLC	16,187	352,336
BP PLC	156,079	939,612
British American Tobacco PLC (United Kingdom)	17,573	774,880
British Land Co. PLC	6,789	49,650
BT Group PLC	64,329	136,696
Bunzl PLC	2,595	67,335
Burberry Group PLC	3,154	81,340
Carnival PLC	1,231	50,276
Centrica PLC	44,817	50,209
Coca-Cola European Partners PLC	1,772	93,225
Compass Group PLC	12,145	300,251
Croda International PLC	995	65,485
Diageo PLC	18,117	716,403
Direct Line Insurance Group PLC	10,783	48,099
easyJet PLC	1,162	21,374
Evraz PLC	3,601	16,767
G4S PLC (United Kingdom)	12,227	31,549
GlaxoSmithKline PLC	38,205	897,031
Halma PLC	2,897	80,603
Hargreaves Lansdown PLC	2,194	49,976
HSBC Holdings PLC (United Kingdom)	154,689	1,124,617
Imperial Brands PLC	7,304	188,153
Informa PLC	9,506	97,258
InterContinental Hotel Group PLC	1,327	81,738
Intertek Group PLC	1,234	93,859
ITV PLC	27,910	49,902
J Sainsbury PLC	13,834	36,974
John David Group PLC	3,411	37,016
Johnson Matthey PLC	1,485	51,083
Kingfisher PLC	16,374	43,960
Land Securities Group PLC	5,352	66,291
Legal & General Group PLC	45,654	184,174
Lloyds Banking Group PLC	537,105	400,968
London Stock Exchange Group PLC	2,410	249,051
M&G PLC (a)	19,607	62,190
Marks & Spencer Group PLC	14,506	33,638
Meggitt PLC	6,067	54,126
Melrose Industries PLC	36,669	112,919
Micro Focus International PLC	2,637	35,414
Mondi PLC	3,705	75,637
National Grid PLC	27,113	360,104
Next PLC	1,021	92,920
NMC Health PLC	941	16,054
Ocado Group PLC (a)	3,555	57,436
Pearson PLC	6,067	45,284
Persimmon PLC	2,434	98,126
Prudential PLC	19,912	354,043
Reckitt Benckiser Group PLC	5,429	449,377
RELX PLC (London Stock Exchange)	14,880	395,535
Rentokil Initial PLC	14,097	86,932
Rio Tinto PLC	8,659	463,034
Rolls-Royce Holdings PLC	13,377	117,829
Royal Bank of Scotland Group PLC	36,550	104,687
Royal Dutch Shell PLC:
Class A (United Kingdom)	32,762	860,343
Class B (United Kingdom)	28,647	752,746
RSA Insurance Group PLC	7,919	57,556
Sage Group PLC	8,296	80,891
Schroders PLC	967	41,028
Scottish & Southern Energy PLC	7,823	155,832
Segro PLC	8,438	101,463
Severn Trent PLC	1,824	62,118
Smith & Nephew PLC	6,694	161,064
Smiths Group PLC	3,059	68,246
Spirax-Sarco Engineering PLC	563	66,315
St. James's Place Capital PLC	4,142	62,571
Standard Chartered PLC (United Kingdom)	20,875	173,938
Standard Life PLC	18,359	73,093
Taylor Wimpey PLC	25,025	71,081
Tesco PLC	74,903	243,623
The Weir Group PLC	2,044	36,384
Unilever PLC	8,498	506,917
United Utilities Group PLC	5,207	69,687
Vodafone Group PLC	205,036	402,838
Whitbread PLC	1,035	61,092
WM Morrison Supermarkets PLC	18,736	45,016

TOTAL UNITED KINGDOM		17,162,268

TOTAL COMMON STOCKS
(Cost $105,653,312)		110,172,427

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	620	34,656
Fuchs Petrolub AG	557	24,686
Henkel AG & Co. KGaA	1,365	139,184
Porsche Automobil Holding SE (Germany)	1,172	79,029
Sartorius AG (non-vtg.)	274	63,997
Volkswagen AG	1,320	237,716

TOTAL GERMANY		579,268

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	44,724	23,561
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $577,005)		602,829
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)	50,000	49,905
(Cost $49,882)
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 1.58% (d)
(Cost $2,586,515)	2,585,997	2,586,515
TOTAL INVESTMENT IN SECURITIES - 97.2%
(Cost $108,866,714)		113,411,676
NET OTHER ASSETS (LIABILITIES) - 2.8%(e)		3,324,974
NET ASSETS - 100%		$116,736,650

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	60	March 2020	$5,929,500	$(69,997)	$(69,997)

The notional amount of futures purchased as a percentage of Net Assets is 5.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,016,894 or 0.9% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,905.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes $81,109 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,781
Total	$8,781

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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